Share option plan (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 14, 2011	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) NOK	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Nov. 07, 2013 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)				6,000,000
Options granted (shares)	0	0	0
Weighted average grant date fair value (NOK per Share)						58
Number of shares authorized								278,778
Compensation cost	$ 0.5	$ 0.8	$ 0.7		$ 0.1		$ 0
Unrecognized compensation costs					$ 2.6